Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, net
Schedule of property, plant and equipment
	December 31,	December 31,
	2025	2024
Machinery and production equipment	$266,534	$280,100
Electronic equipment	3,864	3,702
Office equipment	5,411	5,184
Transportation equipment	63,000	63,000
Subtotal	338,809	351,986
Less: Accumulated depreciation	(236,017)	(228,716)
Property, plant and equipment, net	$102,792	$123,270